Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000158659 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.50%
C000158659 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158659 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000158659 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158659 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000158659 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000158659 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000158659 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000158661 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.50%
C000158661 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158661 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000158661 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158661 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000158661 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000158661 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000158661 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000158662 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.51%
C000158662 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158662 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000158662 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158662 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000158662 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000158662 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000158662 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000026050 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.50%
C000026050 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026050 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000026050 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026050 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026050 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000026050 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000026050 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000158663 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000158663 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000158663 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000158663 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158663 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158663 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000158663 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000026063 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000026063 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000026063 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000026063 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026063 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026063 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000026063 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000026064 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000026064 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000026064 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000026064 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026064 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026064 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000026064 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000026082 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000026082 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026082 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000026082 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026082 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026082 [Member] | Other Repurchase Agreements and Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000026082 [Member] | Variable Rate Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000026082 [Member] | Asset Backed Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026082 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000026082 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%